Income Taxes - Reconciliation of Partnership's Total Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Balance of unrecognized tax benefits as at beginning of the year	$ 3,692	$ 6,231	$ 5,929
Decreases for positions related to prior years	(336)	(2,539)	(122)
Increases for positions related to the current year			424
Balance of unrecognized tax benefits as at end of the year	7,037	3,692	6,231
Dropdown Predecessor [Member]
Income Tax Contingency [Line Items]
Increases for positions related to the current year	$ 3,681